Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Equity [Abstract]
Accumulated net unrealized gains on available-for-sale investments	$ (4)	$ 3	$ 3
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	0	(1)	(26)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(13)	(10)	0
Accumulated other comprehensive income (loss)	$ (17)	$ (8)	$ (23)